ACQUISITION OF NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
Acquisition Of Non Controlling Interest [Abstract]
ACQUISITION OF NON-CONTROLLING INTEREST

NOTE 3 — ACQUISITION OF NON-CONTROLLING INTEREST

On March 2, 2011, Enertec Management Ltd., an indirect, wholly-owned subsidiary of the Company, acquired the 27% of the outstanding shares of Enertec Systems not previously held by the Company, for an aggregate purchase price of $1,500. The Company accounted for the acquisition of the additional interest as an equity transaction.